Registration No. 033-59474

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549
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POST-EFFECTIVE AMENDMENT NO. 141 TO
FORM N-1A
REGISTRATION STATEMENT
under
THE SECURITIES ACT OF 1933
and
REGISTRATION STATEMENT
under
THE INVESTMENT COMPANY ACT OF 1940
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PRINCIPAL FUNDS, INC.
(Exact name of Registrant as specified in Charter)

655 9th Street
Des Moines, IA 50392
(Address of principal executive offices)
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Telephone Number (515) 235-9154
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Copy to:
BRITNEY SCHNATHORST	JOSHUA B. DERINGER
The Principal Financial Group	Drinker Biddle & Reath, LLP
Des Moines, Iowa 50392	One Logan Square, Ste 2000
Philadelphia, PA 19103-6996

(Name and address of agent for service)
----------
It is proposed that this filing will become effective (check appropriate box)
_XX _    immediately upon filing pursuant to paragraph (b) of Rule 485
_____    on (date), pursuant to paragraph (b) of Rule 485
_____    60 days after filing pursuant to paragraph (a)(1) of Rule 485
_____    on (date) pursuant to paragraph (a)(1) of Rule 485
_____    75 days after filing pursuant to paragraph (a)(2) of Rule 485
_____    on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

_____	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE:
This filing relates to the Registrant's prospectus dated June 3, 2014 for Classes A and P shares, which were included in post-effective amendment number 139 (as filed on May 29, 2014, SEC Accession No. 0000898745-14-000592), and is filed for the purpose of submitting interactive data files.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of Des Moines and State of Iowa, on the 11th day of June, 2014.

Principal Funds, Inc.
(Registrant)

/s/ N. M. Everett
_____________________________________
N. M. Everett
Chair, President and Chief Executive Officer

Attest:

/s/ Beth Wilson
______________________________________
Beth Wilson
Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.
Signature	Title	Date

/s/ N. M. Everett __________________________ N. M. Everett	Chair, President and Chief Executive Officer (Principal Executive Officer)	June 11, 2014

/s/ L. A. Rasmussen __________________________ L. A. Rasmussen	Vice President, Controller and Chief Financial Officer (Principal Financial Officer and Controller)	June 11, 2014

/s/ M. J. Beer __________________________ M. J. Beer	Executive Vice President and Director	June 11, 2014

(E. Ballantine)* __________________________ E. Ballantine	Director	June 11, 2014

(L. T. Barnes)* __________________________ L. T. Barnes	Director	June 11, 2014

(C. Damos)* __________________________ C. Damos	Director	June 11, 2014

(M. A. Grimmett)* __________________________ M. A. Grimmett	Director	June 11, 2014

(F. S. Hirsch)* __________________________ F. S. Hirsch	Director	June 11, 2014

(T. Huang)* __________________________ T. Huang	Director	June 11, 2014

(W. C. Kimball)* __________________________ W. C. Kimball	Director	June 11, 2014

(D. Pavelich)* __________________________ D. Pavelich	Director	June 11, 2014

/s/ M. J. Beer
_______________________________
M. J. Beer
Executive Vice President and Director

*    Pursuant to Power of Attorney
     Previously Filed as Ex-99(j)(3) on 5/11/12
     (Accession No. 0001144204-12-028046)

Exhibit No.	Exhibits

Ex-101.INS	XBRL Instance Document

Ex-101.SCH	XBRL Taxonomy Extension Schema Document

Ex-101.CAL	XBRL Taxonomy Extension Calculations Linkbase Document

Ex-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document

Ex-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document

Ex-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document